Fees Summary	Sep. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,341,387.20
Previously Paid Amount	0
Total Fee Amount	1,123.97
Total Offset Amount	0
Net Fee	$ 1,123.97